Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Capital Appreciation Portfolio
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
TransDigm Group, Inc. ................ 4,262 $ 5,249,079
Automobiles — 1.6%
Ferrari NV ........................ 4,692 2,045,430
Tesla, Inc.
(a)
........................ 10,482 1,842,631
3,888,061
Broadline Retail — 9.0%
Amazon.com, Inc.
(a)
.................. 118,223 21,325,065
Capital Markets — 4.7%
Blackstone, Inc. , Class A ............... 22,190 2,915,100
MSCI, Inc. ........................ 7,836 4,391,686
S&P Global, Inc. .................... 9,092 3,868,192
11,174,978
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............. 7,511 2,608,796
Commercial Services & Supplies — 2.4%
Copart, Inc.
(a)
...................... 60,854 3,524,664
Waste Connections, Inc. ............... 12,734 2,190,375
5,715,039
Entertainment — 2.7%
Netflix, Inc.
(a)
....................... 10,321 6,268,253
Financial Services — 5.6%
Mastercard, Inc. , Class A ............... 8,575 4,129,463
Visa, Inc. , Class A ................... 32,808 9,156,056
13,285,519
Health Care Equipment & Supplies — 5.3%
(a)
Align Technology, Inc. ................. 8,334 2,732,885
Boston Scientific Corp. ................ 35,544 2,434,409
IDEXX Laboratories, Inc. ............... 4,613 2,490,697
Intuitive Surgical, Inc. ................. 12,528 4,999,800
12,657,791
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc. ............... 5,301 2,622,405
Hotels, Restaurants & Leisure — 0.6%
Chipotle Mexican Grill, Inc.
(a)
............ 521 1,514,427
Interactive Media & Services — 7.2%
Alphabet, Inc. , Class A
(a)
............... 57,116 8,620,518
Meta Platforms, Inc. , Class A ............ 17,591 8,541,838
17,162,356
IT Services — 2.1%
(a)
MongoDB, Inc. , Class A ............... 5,691 2,041,020
Shopify, Inc. , Class A ................. 37,353 2,882,531
4,923,551
Life Sciences Tools & Services — 2.8%
Danaher Corp. ..................... 13,106 3,272,830
Thermo Fisher Scientific, Inc. ............ 5,905 3,432,045
6,704,875
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy, Inc. ................. 2,746 442,875
Pharmaceuticals — 3.2%
Eli Lilly & Co. ...................... 9,771 7,601,447
Real Estate Management & Development — 1.4%
CoStar Group, Inc.
(a)
.................. 34,382 3,321,301
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 18.9%
ASML Holding NV (Registered) , ADR ...... 8,534 $ 8,281,991
Broadcom, Inc. ..................... 6,981 9,252,687
KLA Corp. ......................... 4,997 3,490,754
NVIDIA Corp. ...................... 26,480 23,926,269
44,951,701
Software — 19.6%
Cadence Design Systems, Inc.
(a)
......... 15,804 4,919,469
Intuit, Inc. ......................... 14,926 9,701,900
Microsoft Corp. ..................... 53,042 22,315,830
Roper Technologies, Inc. ............... 7,320 4,105,349
ServiceNow, Inc.
(a)
................... 3,561 2,714,907
Synopsys, Inc.
(a)
.................... 4,722 2,698,623
46,456,078
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ........................ 87,509 15,006,043
Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,310 2,978,327
Total Common Stocks — 99 .3%
(Cost: $ 133,089,159 ) .............................. 235,857,967
Preferred Securities
Preferred Stocks — 0.7%
IT Services — 0.7%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(a) (b) (c)
............... 10,263 1,642,080
Total Preferred Securities — 0 .7%
(Cost: $ 1,124,560 ) ............................... 1,642,080
Total Long-Term Investments — 100.0%
(Cost: $ 134,213,719 ) .............................. 237,500,047
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(d) (e)
.................. 154,044 154,044
Total Short-Term Securities — 0 .1%
(Cost: $ 154,044 ) ................................. 154,044
Total Investments — 100 .1%
(Cost: $ 134,367,763 ) .............................. 237,654,091
Liabilities in Excess of Other Assets — (0.1) % ............. (221,722)
Net Assets — 100.0% ...............................
$ 237,432,369

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Capital Appreciation Portfolio
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,642,080, representing 0.69% of its net assets as of period end, and an original cost of $1,124,560.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 316,443 $ — $ (162,399)
(a)
$ — $ — $ 154,044 154,044 $ 5,774 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ 13,577,219 — (13,576,236)
(a)
(1,297) 314 — — 12,902
(c)
—
$ (1,297) $ 314 $ 154,044 $ 18,676 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Capital Appreciation Portfolio
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,249,079 $ — $ — $ 5,249,079
Automobiles .......................................... 3,888,061 — — 3,888,061
Broadline Retail ........................................ 21,325,065 — — 21,325,065
Capital Markets ........................................ 11,174,978 — — 11,174,978
Chemicals ............................................ 2,608,796 — — 2,608,796
Commercial Services & Supplies ............................. 5,715,039 — — 5,715,039
Entertainment ......................................... 6,268,253 — — 6,268,253
Financial Services ...................................... 13,285,519 — — 13,285,519
Health Care Equipment & Supplies ........................... 12,657,791 — — 12,657,791
Health Care Providers & Services ............................ 2,622,405 — — 2,622,405
Hotels, Restaurants & Leisure .............................. 1,514,427 — — 1,514,427
Interactive Media & Services ............................... 17,162,356 — — 17,162,356
IT Services ........................................... 4,923,551 — — 4,923,551
Life Sciences Tools & Services .............................. 6,704,875 — — 6,704,875
Oil, Gas & Consumable Fuels ............................... 442,875 — — 442,875
Pharmaceuticals ....................................... 7,601,447 — — 7,601,447
Real Estate Management & Development ....................... 3,321,301 — — 3,321,301
Semiconductors & Semiconductor Equipment .................... 44,951,701 — — 44,951,701
Software ............................................. 46,456,078 — — 46,456,078
Technology Hardware, Storage & Peripherals .................... 15,006,043 — — 15,006,043
Textiles, Apparel & Luxury Goods ............................ — 2,978,327 — 2,978,327
Preferred Securities ....................................... — — 1,642,080 1,642,080
Short-Term Securities
Money Market Funds ...................................... 154,044 — — 154,044
$ 233,033,684 $ 2,978,327 $ 1,642,080 $ 237,654,091
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International